Lease liabilities	3 Months Ended
Mar. 31, 2019
Lease liabilities [abstract]
Lease liabilities
8.	Lease liabilities

Lease obligations relate to the Company’s rent of office space and warehouse space. The term of the leases expire on November 1, 2020, July 1, 2020, September 1, 2021 and August 1, 2022 with the Company holding an option to renew for a further five years for the office space.

As at March 31, 2019, the contractual undiscounted cash flows related to leases were as follows:

	Future minimum lease payments	Interest	Present value of minimum lease payments
Less than one year	$820,021	$177,086	$642,935
Between one and five years	1,438,506	299,975	1,138,531
More than five years	310,230	34,652	275,578
	$2,568,757	$511,713	2,057,044
Current portion of lease liabilities			642,935
Non-current portion of lease liabilities			$1,414,109